Commitments and Contingent Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingent Liabilities
Lease period, minimum	5 years
Lease period, maximum	20 years
Total rent obligations under leases	$ 4,900,000,000
Minimum future rental payments required under operating leases
2014	191,500,000
2015	192,600,000
2016	191,300,000
2017	191,200,000
2018	189,700,000
2019 and thereafter	3,948,100,000
Total	4,904,400,000
Rent expense	179,100,000	169,200,000	161,300,000
Total rental payments to related parties	100,000	200,000	400,000
Aggregate rent paid by the tenants	24,400,000
Aggregate rent currently guaranteed by the Company	266,400,000
Loss Contingencies
Letters of credit outstanding	18,600,000
Surety bonds posted	9,400,000
Holdings | Holdings Bond
Loss Contingencies
Senior unsecured notes issued	700,000,000
Senior subordinated convertible notes, interest rate (as a percent)	3.80%
Penske Truck Leasing Co., L.P.
Loss Contingencies
Ownership interest in Penske Truck Leasing Co (as a percent)	9.00%
Guarantee of Indebtedness of Others | GECC
Loss Contingencies
Percentage of interest agreed to indemnify if GECC required to make any payments of principal or interest	9.00%
Annual fee pay for acting as co-obligor	950,000
Value of interest payments included in maximum amount of Company's potential obligations	$ 63,100,000